STATEMENT OF OPERATIONS	11 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Operating expenses:
Formation, general and administrative expenses	$ 227,082
Legal and accounting expenses	1,532,176
Administrative services fee – related party	32,833
Listing fees	49,583
Insurance expense	41,301
Total operating expenses	1,882,975
Loss from operations	(1,882,975)
Other income:
Income earned on cash and marketable securities held in Trust Account	4,392,100
Interest income on operating account	22,275
Other income	4,414,375
Net income	$ 2,531,400
Redeemable Class A Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares) | shares	12,260,769
Diluted Weighted average shares outstanding (in Shares) | shares	12,260,769
Basic net income per share (in Dollars per share) | $ / shares	$ 0.66
Diluted net income per share (in Dollars per share) | $ / shares	$ 0.66
Non-Redeemable Class A and Class B Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares) | shares	7,220,364
Diluted Weighted average shares outstanding (in Shares) | shares	7,220,364
Basic net income per share (in Dollars per share) | $ / shares	$ (0.77)
Diluted net income per share (in Dollars per share) | $ / shares	$ (0.77)